Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2013
Property Plant And Equipment [Abstract]
Property and Equipment

Property and equipment consisted of the following at December 31:

	Useful Life (Years)	2011	2012
	(In thousands)
Manufacturing equipment	5	$2,481	$2,854
Prototype systems	2	1,939	1,893
Computer equipment	3	571	651
Furniture and fixtures	5	507	517
Leasehold improvements	Various	4,713	4,713
Construction in progress		59	14

		10,270	10,642
Less: Accumulated depreciation and amortization		(5,074)	(6,968)

		$5,196	$3,674